INCOME TAX - Summary of movement in deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 33,735	$ 34,689
Deferred tax assets	27,025	33,735
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	2,921	6,048
Income tax relating to components of other comprehensive income	(598)
Deferred tax expense (income) recognised in accumulated loss (profit)	(1,366)	2,361
Deferred tax relating to currency translation	(1,825)	2,733
Intangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	17,705	14,033
Deferred tax expense (income) recognised in profit or loss	6,121	(2,174)
Income tax relating to components of other comprehensive income	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0	0
Deferred tax relating to currency translation	(1,091)	1,498
Deferred tax assets	10,493	17,705
Other financial assets (liabilities)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	9,180
Deferred tax expense (income) recognised in profit or loss	0	9,353
Income tax relating to components of other comprehensive income	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0	0
Deferred tax relating to currency translation	0	173
Deferred tax assets	0	0
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,123	3,608
Deferred tax expense (income) recognised in profit or loss	2,834	(1,354)
Income tax relating to components of other comprehensive income	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0	0
Deferred tax relating to currency translation	0	161
Deferred tax assets	2,289	5,123
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,135	1,236
Deferred tax expense (income) recognised in profit or loss	(3,519)	(1,164)
Income tax relating to components of other comprehensive income	(598)
Deferred tax expense (income) recognised in accumulated loss (profit)	(1,366)	2,361
Deferred tax relating to currency translation	(223)	374
Deferred tax assets	6,467	5,135
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,772	6,632
Deferred tax expense (income) recognised in profit or loss	(2,515)	1,387
Income tax relating to components of other comprehensive income	0
Deferred tax expense (income) recognised in accumulated loss (profit)	0	0
Deferred tax relating to currency translation	(511)	527
Deferred tax assets	$ 7,776	$ 5,772